UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22789

Morgan Stanley Alternative Investment Partners
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	March 30, 2014

Date of reporting period:	September 30, 2013

Item 1 - Report to Shareholders

ALTERNATIVE INVESTMENT PARTNERS

AIP Series Trust

AIP Dynamic Alternative Strategies Fund

Semi-Annual Report

September 30, 2013

AIP Series Trust

Semi-Annual Report — September 30, 2013

Table of Contents

Shareholders' Letter	2
Expense Example	3
Investment Advisory Agreement Approval	4
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	16
U.S. Privacy Policy	23
Trustee and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by the prospectus of the AIP Dynamic Alternative Strategies Fund. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail the Fund's investment policies to the prospective investor, please call toll free 1 (800) 869-NEWS. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

AIP Series Trust

Semi-Annual Report — September 30, 2013

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in AIP Dynamic Alternative Strategies Fund performed during the period ended September 30, 2013.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

October 2013

AIP Series Trust

Semi-Annual Report — September 30, 2013

Expense Example (unaudited)

AIP Dynamic Alternative Strategies Fund

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including sales charges (loads), and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 4/30/13 – 9/30/13.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 4/30/13	Actual Ending Account Value 9/30/13	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
AIP Dynamic Alternative Strategies Fund Class A	$1,000.00	$980.00	$1,014.88	$6.02	$6.12	1.45%
AIP Dynamic Alternative Strategies Fund Class C	1,000.00	976.00	1,011.57	9.28	9.44	2.24
AIP Dynamic Alternative Strategies Fund Class I	1,000.00	981.00	1,016.14	4.77	4.86	1.15
AIP Dynamic Alternative Strategies Fund Class IS	1,000.00	981.00	1,016.14	4.77	4.86	1.15

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 153/365 (to reflect the actual days in the period).

**  Annualized.

AIP Series Trust

Semi-Annual Report — September 30, 2013

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator (an affiliate of the Adviser and defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Administrator's expense (The Adviser and the Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Fund under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group average.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the proposed management fee schedule, which does not include breakpoints for the Fund. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund has not begun operations and has not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, "float" benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds' portfolio trading and fees for distribution and/or shareholder servicing. Since the Fund has not begun operations and has not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the

AIP Series Trust

Semi-Annual Report — September 30, 2013

Investment Advisory Agreement Approval (unaudited) (cont'd)

financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

AIP Series Trust

Semi-Annual Report — September 30, 2013 (unaudited)

Portfolio of Investments

AIP Dynamic Alternative Strategies Fund

	Shares	Value (000)
Common Stocks (22.5%)
Auto Components (0.3%)
American Axle & Manufacturing Holdings, Inc. (a)	3,643	$72
Capital Markets (4.7%)
American Capital Ltd. BDC (a)	7,328	101
Apollo Investment Corp. BDC	8,809	72
Ares Capital Corp. BDC	5,299	92
BlackRock Kelso Capital Corp. BDC	4,611	44
Blackstone Group LP	4,578	114
Fifth Street Finance Corp. BDC	4,912	50
Gladstone Capital Corp. BDC	2,442	21
Gladstone Investment Corp. BDC	2,635	19
Harris & Harris Group, Inc. BDC (a)	3,187	10
Hercules Technology Growth Capital, Inc. BDC	3,070	47
ICG Group, Inc. (a)	1,683	24
INTL. FCStone, Inc. (a)	3,670	75
KCAP Financial, Inc. BDC	2,004	18
KKR & Co., LP BDC	4,775	98
Main Street Capital Corp. BDC	1,485	44
MCG Capital Corp. BDC	1,992	10
MVC Capital, Inc. BDC	2,212	29
NGP Capital Resources Co. BDC	2,594	19
PennantPark Investment Corp. BDC	2,883	32
Prospect Capital Corp. BDC	9,034	101
Safeguard Scientifics, Inc. (a)	1,144	18
Saratoga Investment Corp. BDC	214	4
Solar Capital Ltd. BDC	2,517	56
TICC Capital Corp. BDC	2,023	20
Triangle Capital Corp. BDC	1,025	30
		1,148
Chemicals (0.4%)
Flotek Industries, Inc. (a)	3,805	87
Communications Equipment (0.4%)
Aruba Networks, Inc. (a)	5,405	90
Computers & Peripherals (0.3%)
Apple, Inc.	145	69
Diversified Consumer Services (1.3%)
American Public Education, Inc. (a)	3,149	119
H&R Block, Inc.	7,012	187
		306
Diversified Financial Services (0.5%)
Citigroup, Inc.	1,588	77
Compass Diversified Holdings	1,870	33
		110
Diversified Telecommunication Services (0.9%)
8x8, Inc. (a)	14,999	151
inContact, Inc. (a)	8,378	69
		220
Electric Utilities (0.4%)
Brookfield Infrastructure Partners LP (Canada)	546	21
ITC Holdings Corp.	167	15
	Shares	Value (000)
Northeast Utilities	875	$36
Pepco Holdings, Inc.	1,022	19
UIL Holdings Corp.	295	11
		102
Gas Utilities (0.4%)
AGL Resources, Inc.	341	16
Atmos Energy Corp.	244	11
Laclede Group, Inc. (The)	113	5
New Jersey Resources Corp.	120	5
Northwest Natural Gas Co.	119	5
ONEOK, Inc.	529	28
Piedmont Natural Gas Co., Inc.	247	8
Southwest Gas Corp.	138	7
WGL Holdings, Inc.	167	7
		92
Health Care Equipment & Supplies (0.4%)
Masimo Corp.	3,265	87
Health Care Providers & Services (0.3%)
Chindex International, Inc. (a)	4,803	82
Health Care Technology (0.4%)
HealthStream, Inc. (a)	2,767	105
Information Technology Services (1.1%)
Mastercard, Inc., Class A	209	141
Visa, Inc., Class A	651	124
		265
Insurance (0.6%)
American Financial Group, Inc.	1,466	79
XL Group PLC	2,559	79
		158
Internet Software & Services (0.9%)
Google, Inc., Class A (a)	135	118
Marchex, Inc., Class B	13,824	101
		219
Life Sciences Tools & Services (0.7%)
Life Technologies Corp. (a)	1,205	90
Thermo Fisher Scientific, Inc.	948	88
		178
Machinery (1.3%)
Actuant Corp., Class A	2,605	101
Colfax Corp. (a)	2,326	132
Middleby Corp. (The) (a)	379	79
		312
Media (0.8%)
Charter Communications, Inc., Class A (a)	691	93
Liberty Global PLC Series C (a)	1,349	102
		195
Multi-Utilities (0.8%)
CenterPoint Energy, Inc.	1,110	26
Consolidated Edison, Inc.	826	45
NiSource, Inc.	809	25

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

AIP Dynamic Alternative Strategies Fund

	Shares	Value (000)
Multi-Utilities (cont'd)
NorthWestern Corp.	196	$9
PG&E Corp.	1,117	46
Sempra Energy	558	48
		199
Oil, Gas & Consumable Fuels (1.7%)
Cheniere Energy, Inc. (a)	575	20
Crosstex Energy LP	160	3
Enbridge Energy Management LLC (a)	104	3
Enbridge, Inc. (Canada)	2,019	84
Kinder Morgan Management LLC (a)	240	18
Kinder Morgan, Inc.	1,588	56
Pembina Pipeline Corp. (a)	898	30
SemGroup Corp., Class A	103	6
Spectra Energy Corp.	1,623	56
Targa Resources Corp.	72	5
TransCanada Corp.	1,810	80
Williams Cos., Inc. (The)	1,733	63
		424
Pharmaceuticals (0.8%)
Valeant Pharmaceuticals International, Inc. (Canada) (a)	1,834	191
Professional Services (0.4%)
Corporate Executive Board Co. (The)	1,367	99
Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp. REIT	1,011	75
Software (0.4%)
Interactive Intelligence Group, Inc. (a)	1,717	109
Textiles, Apparel & Luxury Goods (1.4%)
Carter's, Inc.	4,583	348
Water Utilities (0.2%)
American States Water Co.	253	7
American Water Works Co., Inc.	692	29
Aqua America, Inc.	689	17
California Water Service Group	370	7
		60
Wireless Telecommunication Services (0.4%)
Crown Castle International Corp. (a)	751	55
SBA Communications Corp., Class A (a)	379	30
		85
Total Common Stocks (Cost $5,259)		5,487
	Shares	Value (000)
Investment Companies/Mutual Funds (65.4%)
AQR Managed Futures Strategy Fund	187,882	$1,871
BlackRock Global Long/Short Credit Fund	39,612	422
BlackRock High Yield Portfolio	55,989	456
Calamos Market Neutral Income Fund	100,576	1,286
DWS RREEF Real Estate Securities Fund	31,384	664
Eaton Vance Floating-Rate Advantaged Fund	39,037	435
ETRACS Daily Long-Short VIX ETN (a)	35,577	648
Franklin Convertible Securities Fund	111,268	1,949
Kayne Anderson Energy Development Co. BDC	880	25
MainStay Marketfield Fund (a)	113,442	2,044
PIMCO Commodity RealReturn Strategy Fund	113,338	647
PowerShares DB G10 Currency Harvest Fund (a)	22,375	572
RBC BlueBay Emerging Market Corporate Bond Fund	54,712	530
Robeco Boston Partners Long/Short Research Fund (a)	143,169	1,940
TCW Emerging Markets Local Currency Income Fund	77,717	773
TCW Total Return Bond Fund	45,233	452
Templeton Frontier Markets Fund	70,144	1,224
Total Investment Companies/Mutual Funds (Cost $15,879)		15,938
Short-Term Investment (1.1%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $276)	275,914	276
Total Investments (89.0%) (Cost $21,414) (b)		21,701
Other Assets in Excess of Liabilities (11.0%)		2,675
Net Assets (100.0%)		$24,376

(a)  Non-income producing security.

(b)  Securities are available for collateral in connection with open futures contracts.

BDC  Business Development Company.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2013 (unaudited)

Portfolio of Investments (cont'd)

AIP Dynamic Alternative Strategies Fund

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
S&P 500 E-Mini Index	36	$(3,014)	Dec-13	$14

Portfolio Composition

Classification	Percentage of Total Investments
Investment Companies/Mutual Funds	73.4%
Other*	21.3
Capital Markets	5.3
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open short futures contracts with an underlying face amount of approximately $3,014,000 with total unrealized appreciation of approximately $14,000.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2013 (unaudited)

AIP Dynamic Alternative Strategies Fund

Statement of Assets and Liabilities	September 30, 2013 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $21,138)	$21,425
Investment in Security of Affiliated Issuer, at Value (Cost $276)	276
Total Investments in Securities, at Value (Cost $21,414)	21,701
Cash	—	@
Receivable for Portfolio Shares Sold	2,360
Receivable for Variation Margin on Futures Contracts	159
Prepaid Offering Costs	140
Dividends Receivable	13
Due from Adviser	13
Receivable from Affiliate	—	@
Other Assets	2
Total Assets	24,388
Liabilities:
Payable for Professional Fees	4
Payable for Administration Fees	1
Payable for Transfer Agent Fees — Class A	—	@
Payable for Transfer Agent Fees — Class I	—	@
Payable for Transfer Agent Fees — Class C	—	@
Payable for Transfer Agent Fees — Class IS	—	@
Payable for Distribution and Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Other Liabilities	4
Total Liabilities	12
Net Assets	$24,376
Net Assets Consist of:
Paid-in-Capital	$24,661
Undistributed Net Investment Income	57
Accumulated Net Realized Loss	(643)
Unrealized Appreciation (Depreciation) on:
Investments	287
Futures Contract	14
Foreign Currency Translations	—	@
Net Assets	$24,376
CLASS A:
Net Assets	$2,674
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	272,852
Net Asset Value, Redemption Price Per Share	$9.80
Maximum Sales Load	5.50%
Maximum Sales Charge	$0.57
Maximum Offering Price Per Share	$10.37
CLASS C:
Net Assets	$1,921
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	196,825
Net Asset Value, Offering and Redemption Price Per Share	$9.76
CLASS I:
Net Assets	$19,014
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	1,938,635
Net Asset Value, Offering and Redemption Price Per Share	$9.81
CLASS IS:
Net Assets	$767
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	78,182
Net Asset Value, Offering and Redemption Price Per Share	$9.81

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2013 (unaudited)

AIP Dynamic Alternative Strategies Fund

Statement of Operations	Period From April 30, 2013^ to September 30, 2013 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $@ of Foreign Taxes Withheld)	$152
Dividends from Security of Affiliated Issuer (Note G)	—	@
Total Investment Income	152
Expenses:
Offering Costs	88
Advisory Fees (Note B)	40
Professional Fees	20
Distribution and Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	5
Custodian Fees (Note F)	6
Shareholder Reporting Fees	6
Administration Fees (Note C)	6
Pricing Fees	1
Directors' Fees and Expenses	—	@
Registration Fees	—	@
Transfer Agency Fees — Class A (Note E)	—	@
Transfer Agency Fees — Class C (Note E)	—	@
Transfer Agency Fees — Class I (Note E)	—	@
Transfer Agency Fees — Class IS (Note E)	—	@
Other Expenses	2
Total Expenses	176
Expenses Reimbursed by Adviser (Note B)	(41)
Waiver of Advisory Fees (Note B)	(40)
Rebate from Morgan Stanley Affiliate (Note G)	(—	@)
Net Expenses	95
Net Investment Income	57
Realized Loss:
Investments Sold	(370)
Foreign Currency Transactions	(—	@)
Futures Contracts	(273)
Net Realized Loss	(643)
Change in Unrealized Appreciation (Depreciation):
Investments	287
Foreign Currency Translations	—	@
Futures Contracts	14
Net Change in Unrealized Appreciation (Depreciation)	301
Net Realized Loss and Change in Appreciation (Depreciation)	(342)
Net Decrease in Net Assets Resulting from Operations	$(285)

^  Commencement of Operations.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2013

AIP Dynamic Alternative Strategies Fund

Statement of Changes in Net Assets	Period From April 30, 2013^ to September 30, 2013 (unaudited) (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$57
Net Realized Loss	(643)
Net Change in Unrealized Appreciation	301
Net Decrease in Net Assets Resulting from Operations	(285)
Capital Share Transactions:(1)
Class A:
Subscribed	2,784
Redeemed	(75)
Class C:
Subscribed	1,997
Redeemed	(71)
Class I:
Subscribed	24,046
Redeemed	(4,792)
Class IS:
Subscribed	772
Net Increase in Net Assets Resulting from Capital Share Transactions	24,661
Total Increase in Net Assets	24,376
Net Assets:
Beginning of Period	—
End of Period (Including Undistributed Net Investment Income of $57)	$24,376
(1) Capital Share Transactions:
Class A:
Shares Subscribed	281
Shares Redeemed	(8)
Net Increase in Class A Shares Outstanding	273
Class C:
Shares Subscribed	204
Shares Redeemed	(7)
Net Increase in Class C Shares Outstanding	197
Class I:
Shares Subscribed	2,428
Shares Redeemed	(489)
Net Increase in Class I Shares Outstanding	1,939
Class IS:
Shares Subscribed	78
Net Increase in Class IS Shares Outstanding	78

^  Commencement of Operations.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2013

Financial Highlights

AIP Dynamic Alternative Strategies Fund

	Class A
Selected Per Share Data and Ratios	Period From April 30, 2013^ to September 30, 2013 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.03
Net Realized and Unrealized Loss	(0.23)
Total from Investment Operations	(0.20)
Net Asset Value, End of Period	$9.80
Total Return++	(2.00	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,674
Ratio of Expenses to Average Net Assets (1)	1.45	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.53	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	65	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	$3.57	%*
Net Investment Loss to Average Net Assets	(1.59	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2013

Financial Highlights

AIP Dynamic Alternative Strategies Fund

	Class C
Selected Per Share Data and Ratios	Period From April 30, 2013^ to September 30, 2013 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Loss from Investment Operations:
Net Investment Loss†	(0.01)
Net Realized and Unrealized Loss	(0.23)
Total from Investment Operations	(0.24)
Net Asset Value, End of Period	$9.76
Total Return++	(2.40	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,921
Ratio of Expenses to Average Net Assets (1)	2.24	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.26	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	65	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	4.36	%*
Net Investment Loss to Average Net Assets	(2.38	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value, which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2013

Financial Highlights

AIP Dynamic Alternative Strategies Fund

	Class I
Selected Per Share Data and Ratios	Period From April 30, 2013^ to September 30, 2013 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.03
Net Realized and Unrealized Loss	(0.22)
Total from Investment Operations	(0.19)
Net Asset Value, End of Period	9.81
Total Return++	(1.90	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$19,014
Ratio of Expenses to Average Net Assets (1)	1.15	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.82	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	65	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	$3.27	%*
Net Investment Loss to Average Net Assets	(1.30	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2013

Financial Highlights

AIP Dynamic Alternative Strategies Fund

	Class IS
Selected Per Share Data and Ratios	Period From April 30, 2013^ to September 30, 2013 (unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.05
Net Realized and Unrealized Loss	(0.24)
Total from Investment Operations	(0.19)
Net Asset Value, End of Period	$9.81
Total Return++	(1.90	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$767
Ratio of Expenses to Average Net Assets (1)	1.15	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.82	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00	%§*
Portfolio Turnover Rate	65	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expense to Average Net Assets	3.57	%*
Net Investment Loss to Average Net Assets	(1.60	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Semi-Annual Report — September 30, 2013

Notes to Financial Statements (unaudited)

AIP Dynamic Alternative Strategies Fund (the "Fund") was organized as a separate non-diversified Fund of the AIP Series Trust, a Delaware statutory trust, which was registered under the Investment Company Act and Securities Act of 1933, as an open-end management investment company and commenced operations on April 30, 2013.

The Fund, under normal market conditions, seeks to achieve its investment objective of long-term capital appreciation with an emphasis on absolute returns and controlling downside risk by allocating the Fund's investments to (i) non-traditional asset classes; (ii) alternative mutual fund strategies; and (iii) Morgan Stanley AIP GP LP's (the "Adviser") proprietary hedge fund replication strategy. The Fund will gain exposure to alternative mutual fund strategies and non-traditional asset classes by investing in funds advised by unaffiliated investment advisers and, to a lesser extent, the Adviser or its affiliates (the "Underlying Funds"). The Fund will invest directly in securities and derivatives to effect the Adviser's proprietary hedge fund replication strategy. The Fund offers four classes of shares — Class A, Class C, Class I and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange ("NYSE") on valuation date; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Trustees determine such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined in good faith under procedures adopted by the Trustees.

Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.

AIP Series Trust

Semi-Annual Report — September 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurements and Disclosures" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$72	$—	$—	$72
Capital Markets	1,148	—	—	1,148
Chemicals	87	—	—	87
Communications Equipment	90	—	—	90
Computers & Peripherals	69	—	—	69
Diversified Consumer Services	306	—	—	306
Diversified Financial Services	110	—	—	110
Diversified Telecommunication Services	220	—	—	220
Electric Utilities	102	—	—	102
Gas Utilities	92	—	—	92
Health Care Equipment & Supplies	87	—	—	87
Health Care Providers & Services	82	—	—	82
Health Care Technology	105	—	—	105
Information Technology Services	265	—	—	265
Insurance	158	—	—	158
Internet Software &
Services	219	—	—	219
Life Sciences Tools & Services	178	—	—	178
Machinery	312	—	—	312
Media	195	—	—	195
Multi-Utilities	199	—	—	199
Oil, Gas & Consumable Fuels	424	—	—	424
Pharmaceuticals	191	—	—	191
Professional Services	99	—	—	99
Real Estate Investment Trusts (REITs)	75	—	—	75
Software	109	—	—	109

AIP Series Trust

Semi-Annual Report — September 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Textiles, Apparel & Luxury Goods	$348	$—	$—	$348
Water Utilities	60	—	—	60
Wireless Telecommunication Services	85	—	—	85
Total Common Stocks	5,487	—	—	5,487
Investment Companies/ Mutual Funds	15,938	—	—	15,938
Short-Term Investment — Investment Company	276	—	—	276
Futures Contracts	14	—	—	14
Total Assets	$21,715	$—	$—	$21,715

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2013, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve

AIP Series Trust

Semi-Annual Report — September 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has open positions in the futures contract.

FASB ASC 815, "Derivatives and Hedging: Overall" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of September 30, 2013.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin	Interest Rate Risk	$14	(a)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the period ended September 30, 2013 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$(273)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Interest Rate Risk	Futures Contracts	$14

The following table presents derivatives financial instruments that are subject to enforceable netting arrangements as of September 30, 2013.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than 0) (000)
Exchange Traded Futures	$14	(a)	—	—	$14	(a)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

AIP Series Trust

Semi-Annual Report — September 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

For the period ended September 30, 2013, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:

Average monthly original value	$1,693,000

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to the Fund. Expenses which cannot be directly attributed are apportioned based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid monthly, at an annual rate of 0.52% of the Fund's average daily net assets. For the period ended September 30, 2013, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual operating expenses, excluding acquired fund fees and expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.50% for Class A shares, 2.25% for Class C shares, 1.25% for Class I shares and 1.15% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year or until such time that the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. For the period ended September 30, 2013, approximately $81,000 of advisory fees were waived and/or reimbursed pursuant to this arrangement.

C. Administration Fees: Morgan Stanley Investment Management Inc. ("MSIM Inc."), a wholly-owned subsidiary of Morgan Stanley, serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the Fund's Distributor of the Fund's shares pursuant to a Distribution Agreement. The Fund has adopted a Plan of Distribution (the "Plan") with respect to Class A and Class C shares pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A and 1.00% of the Fund's average daily net assets attributable to Class C shares, of which 0.75% is a distribution fee.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for

AIP Series Trust

Semi-Annual Report — September 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent was Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund paid Morgan Stanley Services a fee based on the number of classes, accounts and transactions relating to the Fund. Effective July 1, 2013, the Trustees approved changing the transfer agent to Boston Financial Data Services, Inc.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the period ended September 30, 2013, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $32,265,000 and $10,863,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the period ended September 30, 2013.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by MSIM Inc. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the period ended September 30, 2013, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the period ended September 30, 2013 is as follows:

Value April 30, 2013 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)		Value September 30, 2013 (000)
—	$11,056	$10,780	$—	@	$276

@ Amount is less than $500.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10 "Income Taxes — Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states.

The tax character of distributions paid may differ from the character of distributions shown in the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

At September 30, 2013, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $569,000 and the aggregate gross unrealized depreciation is approximately $282,000 resulting in net unrealized appreciation of approximately $287,000.

I. Accounting Pronouncement: In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services — Investment Companies (Topic 946) — Amendments to the Scope, Measurement, and Disclosure Requirements ("ASU 2013-08") which is effective for interim and annual reporting periods in fiscal years that begin after December 15,

AIP Series Trust

Semi-Annual Report — September 30, 2013

Notes to Financial Statements (unaudited) (cont'd)

2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company's non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08's criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund's adoption will be limited to additional financial statement disclosures.

AIP Series Trust

Semi-Annual Report — September 30, 2013

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

AIP Series Trust

Semi-Annual Report — September 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

AIP Series Trust

Semi-Annual Report — September 30, 2013

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday – Friday between 8a.m. and 5p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

AIP Series Trust

Semi-Annual Report — September 30, 2013

Trustee and Officer Information (unaudited)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

John H. Gernon
President and Principal Executive Officer

Mary Ann Picciotto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Mary E. Mullin
Secretary

Francis J. Smith
Treasurer and Principal Financial Officer

Adviser

Morgan Stanley AIP GP LP
100 Front Street, Suite 400
West Conshohocken, Pennsylvania 19428

Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semi-annual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the AIP Dynamic Alternative Strategies Fund which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Portfolio, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 869-NEWS.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley AIP GP LP
100 Front Street, Suite 400
West Conshohocken, Pennsylvania 19428

© 2013 Morgan Stanley. Morgan Stanley Distribution, Inc.

DASFSAN
752731 Exp. 11.30.14

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Alternative Investment Partners

/s/ John Gernon
John Gernon
Principal Executive Officer
November 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John Gernon
John Gernon
Principal Executive Officer
November 19 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2013